Shareholder Report, Line Graph (Details) - USD ($)	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Dec. 06, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	May 23, 2021
DGI Blend-50% S&P/50% BB Agg Bond
Account Value [Line Items]
Account Value	$ 11,096	$ 10,850	$ 10,501	$ 10,860	$ 10,639	$ 10,435	$ 10,362	$ 10,000
DGI Blend-50% S&P/50% BB Agg Bond
Account Value [Line Items]
Account Value	11,096	10,850	10,501	10,860	10,639	10,435	10,362	10,000
DGI Blend-50% S&P/50% BB Agg Bond
Account Value [Line Items]
Account Value	11,096	10,850	10,501	10,860	10,639	10,435	10,362	10,000
DGI Blend-50% S&P/50% BB Agg Bond
Account Value [Line Items]
Account Value	11,356			11,114			10,604		$ 9,706	$ 10,030	$ 9,654	$ 9,175	$ 8,752	$ 9,187	$ 10,264	$ 10,827	$ 10,266	$ 10,230	$ 10,000
DGI Blend-50% S&P/50% BB Agg Bond
Account Value [Line Items]
Account Value	11,356			11,114			10,604		9,706	10,030	9,654	9,175	8,752	9,187	10,264	10,827	10,266	10,230	10,000
DGI Blend-50% S&P/50% BB Agg Bond
Account Value [Line Items]
Account Value	11,356			11,114			10,604		9,706	10,030	9,654	9,175	8,752	9,187	10,264	10,827	10,266	10,230	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	10,156	10,060	9,893	10,149	10,056	10,200	10,228	10,000
S&P 500 Index
Account Value [Line Items]
Account Value	12,100	11,681	11,129	11,603	11,241	10,671	10,495	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	10,156	10,060	9,893	10,149	10,056	10,200	10,228	10,000
S&P 500 Index
Account Value [Line Items]
Account Value	12,100	11,681	11,129	11,603	11,241	10,671	10,495	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	10,156	10,060	9,893	10,149	10,056	10,200	10,228	10,000
S&P 500 Index
Account Value [Line Items]
Account Value	12,100	$ 11,681	$ 11,129	11,603	$ 11,241	$ 10,671	10,495	$ 10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	9,216			9,210			9,282		8,690	8,980	9,057	8,796	8,634	9,065	9,512	10,112	10,110	10,105	10,000
S&P 500 Index
Account Value [Line Items]
Account Value	13,789			13,222			11,960		10,708	11,070	10,180	9,470	8,804	9,256	11,033	11,565	10,416	10,356	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	9,216			9,210			9,282		8,690	8,980	9,057	8,796	8,634	9,065	9,512	10,112	10,110	10,105	10,000
S&P 500 Index
Account Value [Line Items]
Account Value	13,789			13,222			11,960		10,708	11,070	10,180	9,470	8,804	9,256	11,033	11,565	10,416	10,356	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	9,216			9,210			9,282		8,690	8,980	9,057	8,796	8,634	9,065	9,512	10,112	10,110	10,105	10,000
S&P 500 Index
Account Value [Line Items]
Account Value	$ 13,789			$ 13,222			$ 11,960		$ 10,708	$ 11,070	$ 10,180	$ 9,470	$ 8,804	$ 9,256	$ 11,033	$ 11,565	$ 10,416	$ 10,356	$ 10,000